Income Taxes - Income Tax Benefit (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Benefit:
Federal			$ 414,299	$ 266,278
State			86,955	53,860
Total Deferred Tax Benefit			501,254	320,138
Total Income Tax Benefit	$ 0	$ 92,774	$ 501,254	$ 320,138